Leases - Summary of weighted-average remaining lease term and discount rate (Detail)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term
Operating leases	2 years 8 months 15 days	5 years 3 months 21 days
Weighted-average discount rate
Operating leases	4.66%	4.84%